Outstanding Loans and Leases - Credit Quality Indicators (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	$ 926,200,000,000		$ 940,440,000,000
Financing Receivable, Acquired with Deteriorated Credit Quality	31,801,000,000	[1]	35,038,000,000	[2]
Loans Receivable, Fair Value Disclosure	8,804,000,000		3,321,000,000
Residential Mortgage [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			3,710,000,000	[3]
Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			1,664,000,000	[3]
Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			5,218,000,000	[3]
Residential Mortgage [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			4,016,000,000
Residential Mortgage [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			6,576,000,000
Home Equity [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			2,313,000,000	[3]
Home Equity [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			1,215,000,000	[3]
Home Equity [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			9,062,000,000	[3]
Home Equity [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			3,206,000,000
Home Equity [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			9,384,000,000
Discontinued real estate | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			6,713,000,000	[3]
Discontinued real estate | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			1,319,000,000	[3]
Discontinued real estate | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			3,620,000,000	[3]
Discontinued real estate | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			7,168,000,000	[3]
Discontinued real estate | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			4,484,000,000	[3]
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	316,816,000,000		296,990,000,000
Financing Receivable, Acquired with Deteriorated Credit Quality			204,000,000	[2]
Loans Receivable, Fair Value Disclosure	6,614,000,000	[4],[5]	3,321,000,000
Commercial Portfolio Segment [Member] | Commercial Real Estate Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	39,596,000,000	[6],[7]	49,393,000,000	[8],[9]
Financing Receivable, Acquired with Deteriorated Credit Quality			161,000,000	[2],[9]
Commercial Portfolio Segment [Member] | Commercial Real Estate Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	28,602,000,000	[6]	29,757,000,000	[8]
Commercial Portfolio Segment [Member] | Commercial Real Estate Receivable [Member] | Risk Ratings Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	10,994,000,000	[6]	19,636,000,000	[8]
Commercial Portfolio Segment [Member] | Finance Leases Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	21,989,000,000	[6]	21,942,000,000	[8]
Commercial Portfolio Segment [Member] | Finance Leases Financing Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	20,850,000,000	[6]	20,754,000,000	[8]
Commercial Portfolio Segment [Member] | Finance Leases Financing Receivable [Member] | Risk Ratings Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	1,139,000,000	[6]	1,188,000,000	[8]
Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	13,251,000,000		14,719,000,000
Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	562,000,000	[10],[6]	888,000,000	[11],[8]
Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	4,674,000,000	[10],[6]	5,083,000,000	[11],[8]
Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member] | Refreshed FICO score other internal credit metrics [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	4,787,000,000	[10],[12],[13],[6]	4,621,000,000	[11],[12],[13],[8]
Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	2,392,000,000	[6]	3,139,000,000	[8]
Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member] | Risk Ratings Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	836,000,000	[6]	988,000,000	[8]
Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member] | Criticized Risk Rating Evaluated Using FICO or Internal Credit Metrics [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	491,000,000	[6]	690,000,000	[6]
Consumer Including Residential Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	31,801,000,000	[1]
Loans Receivable, Fair Value Disclosure	2,190,000,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	609,384,000,000		643,450,000,000
Financing Receivable, Acquired with Deteriorated Credit Quality	31,801,000,000	[1]	34,834,000,000	[2]
Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	89,713,000,000	[14]	90,308,000,000	[15]
Securities based lending overcollateralized	31,100,000,000		24,000,000,000
Loan Type No Longer Originated By Entity	6,000,000,000		7,400,000,000
Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	3,325,000,000		6,748,000,000
Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	46,981,000,000		48,209,000,000
Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member] | Refreshed FICO score other internal credit metrics [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	39,407,000,000	[16],[17],[18]	35,351,000,000	[16],[17],[18]
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	2,688,000,000	[19],[20]	2,830,000,000	[21],[22]
Percent of Portfolio From Exited Business	96.00%		96.00%
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	802,000,000	[20]	979,000,000	[21]
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	854,000,000	[20]	961,000,000	[21]
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member] | Refreshed FICO score other internal credit metrics [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	1,032,000,000	[16],[17],[18],[20]	890,000,000	[16],[17],[18],[21]
Home Loans [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	9,966,000,000	[23]	10,592,000,000
Loans Receivable, Fair Value Disclosure	906,000,000
Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	3,821,000,000	[23],[3]
Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	1,468,000,000	[23],[3]
Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,677,000,000	[23],[3]
Home Loans [Member] | Residential Mortgage [Member] | Fully Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			0
Home Loans [Member] | Residential Mortgage [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	3,749,000,000	[23]
Home Loans [Member] | Residential Mortgage [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	6,217,000,000	[23]
Home Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	11,978,000,000		12,590,000,000
Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	2,253,000,000	[23],[3]
Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	1,077,000,000	[23],[3]
Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	8,648,000,000	[23],[3]
Home Loans [Member] | Home Equity [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	3,203,000,000
Home Loans [Member] | Home Equity [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	8,775,000,000
Home Loans [Member] | Discontinued real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	9,857,000,000	[23]	11,652,000,000
Loans Receivable, Fair Value Disclosure	1,300,000,000
Home Loans [Member] | Discontinued real estate | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	5,953,000,000	[23],[3]
Home Loans [Member] | Discontinued real estate | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	1,191,000,000	[23],[3]
Home Loans [Member] | Discontinued real estate | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	2,713,000,000	[23],[3]
Home Loans [Member] | Discontinued real estate | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	5,968,000,000	[23]
Home Loans [Member] | Discontinued real estate | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	3,889,000,000	[23]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	178,337,000,000	[23],[24],[25]	166,927,000,000	[23],[26]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	80,032,000,000	[23],[24],[3]	95,874,000,000	[24],[3]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	11,838,000,000	[23],[24],[3]	11,581,000,000	[24],[3]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	17,673,000,000	[23],[24],[3]	14,047,000,000	[24],[3]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Residential Mortgage [Member] | Fully Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	68,794,000,000	[23],[24],[27]	45,425,000,000	[23],[24],[27]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	7,020,000,000	[23],[24]	5,193,000,000	[24]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	102,523,000,000	[23],[24]	116,309,000,000	[24]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	67,055,000,000	[23],[24]	71,519,000,000	[23]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	46,646,000,000	[23],[24],[3]	51,555,000,000	[24],[3]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	6,988,000,000	[23],[24],[3]	7,534,000,000	[24],[3]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	13,421,000,000	[23],[24],[3]	12,430,000,000	[24],[3]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	4,148,000,000	[23],[24]	3,932,000,000	[24]
Core Sub Portfolio Segment [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	62,907,000,000	[23],[24]	67,587,000,000	[24]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	73,987,000,000	[23],[24]	80,454,000,000	[23]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	20,450,000,000	[23],[24],[3]	21,357,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	5,847,000,000	[23],[24],[3]	8,234,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	22,630,000,000	[23],[24],[3]	29,043,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Residential Mortgage [Member] | Fully Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	25,060,000,000	[23],[24],[27]	21,820,000,000	[23],[24],[27]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	17,337,000,000	[23],[24]	22,126,000,000	[24]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Residential Mortgage [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	31,590,000,000	[23],[24]	36,508,000,000	[24]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	45,666,000,000	[23],[24]	53,872,000,000	[23]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	17,354,000,000	[23],[24],[3]	22,125,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	4,995,000,000	[23],[24],[3]	6,504,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Loan To Value Greater Than Hundred Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	23,317,000,000	[23],[24],[3]	25,243,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	8,990,000,000	[23],[24]	11,562,000,000	[24]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Home Equity [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	36,676,000,000	[23],[24]	42,310,000,000	[24]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Discontinued real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	1,238,000,000	[23],[24]	1,456,000,000	[23]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Discontinued real estate | Refreshed Loan To Value Less Than Ninety Percent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	895,000,000	[23],[24],[3]	1,033,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Discontinued real estate | Refreshed Loan To Value Greater Than Ninety Percent But Less Than Hundred Percent [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	122,000,000	[23],[24],[3]	155,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Discontinued real estate | Refreshed Loan To Value Greater Than Hundred Percent [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	221,000,000	[23],[24],[3]	268,000,000	[24],[3]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Discontinued real estate | Fully Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	0
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Discontinued real estate | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	548,000,000	[23],[24]	663,000,000	[24]
Legacy Assets & Servicing Sub Portfolio Segment Excluding Countrywide PCI Loans [Member] | Home Loans [Member] | Discontinued real estate | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	690,000,000	[23],[24]	793,000,000	[24]
UNITED STATES | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	179,948,000,000	[6]	175,586,000,000	[8]
Financing Receivable, Acquired with Deteriorated Credit Quality			2,000,000	[2]
Loans Receivable, Fair Value Disclosure	2,200,000,000		1,600,000,000
UNITED STATES | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	169,599,000,000	[6]	160,154,000,000	[8]
UNITED STATES | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member] | Risk Ratings Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	10,349,000,000	[6]	15,432,000,000	[8]
UNITED STATES | Commercial Portfolio Segment [Member] | Small Business Commercial Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	13,251,000,000	[6]	14,719,000,000	[8]
Percentage of internal credit metrics including delinquency status	97.00%		95.00%
UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	102,291,000,000		113,785,000,000
UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	8,172,000,000		14,159,000,000
UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	94,119,000,000		99,626,000,000
UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member] | Refreshed FICO score other internal credit metrics [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	0	[16],[17],[18]	0	[16],[17],[18]
Non-U.S. Commercial | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	85,000,000		90,000,000
Non-U.S. Commercial | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	55,418,000,000	[6]	32,029,000,000	[8]
Financing Receivable, Acquired with Deteriorated Credit Quality			41,000,000	[2]
Loans Receivable, Fair Value Disclosure	4,400,000,000		1,700,000,000
Non-U.S. Commercial | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	53,945,000,000	[6]	30,180,000,000	[8]
Non-U.S. Commercial | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member] | Risk Ratings Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	1,473,000,000	[6]	1,849,000,000	[8]
Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	14,418,000,000		27,465,000,000
Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member] | Refreshed Fico Score Less Than Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases			631,000,000
Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member] | Refreshed Fico Score Greater Than Or Equal To Six Hundred Twenty [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases			7,528,000,000
Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member] | Refreshed FICO score other internal credit metrics [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases	$ 14,418,000,000	[16],[17],[18]	$ 19,306,000,000	[16],[17],[18]
Percent of Balances Current or Less Than 30 Days Past Due [Member] | Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	96.00%
Thirty To Eighty Nine Days Past Due Member | Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	2.00%		3.00%
Ninety Days Or More Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	5.13%	[28]	5.48%	[29]
Ninety Days Or More Past Due [Member] | Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	2.00%		2.00%
Current Or Less Than Thirty Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging	88.95%	[30]	88.64%	[31]
Current Or Less Than Thirty Days Past Due [Member] | Non-U.S. Commercial | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Outstandings By Aging			95.00%

[1]	PCI loan amounts are shown gross of the valuation allowance.
[2]	PCI loan amounts are shown gross of the valuation allowance and exclude $1.6 billion of PCI home loans from the Merrill Lynch acquisition which are included in their appropriate aging categories.
[3]	Refreshed LTV percentages for PCI loans are calculated using the carrying value gross of the related valuation allowance.
[4]	Home loans includes $3.6 billion of fully-insured loans, $770 million of nonperforming loans and $119 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[5]	Certain consumer loans are accounted for under the fair value option and include residential mortgage loans of $906 million and discontinued real estate loans of $1.3 billion at December 31, 2011. Certain commercial loans are accounted for under the fair value option and include U.S. commercial loans of $2.2 billion and non-U.S. commercial loans of $4.4 billion at December 31, 2011. See Note 22 – Fair Value Measurements and Note 23 – Fair Value Option for additional information.
[6]	Excludes $6.6 billion of loans accounted for under the fair value option.
[7]	Total outstandings includes U.S. commercial real estate loans of $37.8 billion and non-U.S. commercial real estate loans of $1.8 billion at December 31, 2011.
[8]	Includes $204 million of PCI loans in the commercial portfolio segment and excludes $3.3 billion of loans accounted for under the fair value option.
[9]	Total outstandings includes U.S. commercial real estate loans of $46.9 billion and non-U.S. commercial real estate loans of $2.5 billion at December 31, 2010.
[10]	U.S. small business commercial includes $491 million of criticized business card and small business loans which are evaluated using FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2011, 97 percent of the balances where internal credit metrics are used were current or less than 30 days past due.
[11]	U.S. small business commercial includes $690 million of criticized business card and small business loans which are evaluated using FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2010, 95 percent of the balances where internal credit metrics are used were current or less than 30 days past due.
[12]	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.
[13]	Other internal credit metrics may include delinquency status, application scores, geography or other factors.
[14]	Total outstandings includes dealer financial services loans of $43.0 billion, consumer lending loans of $8.0 billion, U.S. securities-based lending margin loans of $23.6 billion, student loans of $6.0 billion, non-U.S. consumer loans of $7.6 billion and other consumer loans of $1.5 billion at December 31, 2011.
[15]	Total outstandings includes dealer financial services loans of $43.3 billion, consumer lending loans of $12.4 billion, U.S. securities-based lending margin loans of $16.6 billion, student loans of $6.8 billion, non-U.S. consumer loans of $8.0 billion and other consumer loans of $3.2 billion at December 31, 2010.
[16]	Direct/indirect consumer includes $31.1 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $6.0 billion of loans the Corporation no longer originates.
[17]	Non-U.S. credit card represents the select European countries’ credit card portfolios which are evaluated using internal credit metrics, including delinquency status. At December 31, 2011, 96 percent of this portfolio was current or less than 30 days past due, two percent was 30-89 days past due and two percent was 90 days or more past due.
[18]	Other internal credit metrics may include delinquency status, geography or other factors.
[19]	Total outstandings includes consumer finance loans of $1.7 billion, other non-U.S. consumer loans of $929 million and consumer overdrafts of $103 million at December 31, 2011.
[20]	of the other consumer portfolio was associated with portfolios from certain consumer finance businesses that the Corporation previously exited
[21]	96 percent of the other consumer portfolio was associated with portfolios from certain consumer finance businesses that the Corporation previously exited.
[22]	Total outstandings includes consumer finance loans of $1.9 billion, other non-U.S. consumer loans of $803 million and consumer overdrafts of $88 million at December 31, 2010.
[23]	Excludes $2.2 billion of loans accounted for under the fair value option.
[24]	Excludes Countrywide PCI loans.
[25]	Total outstandings includes non-U.S. residential mortgages of $85 million at December 31, 2011.
[26]	Total outstandings includes non-U.S. residential mortgages of $90 million at December 31, 2010.
[27]	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured. Credit Card and Other Consumer - Credit Quality Indicators December 31, 2011(Dollars in millions)U.S. CreditCard Non-U.S.Credit Card Direct/IndirectConsumer OtherConsumer (1)Refreshed FICO score Less than 620$8,172 $— $3,325 $802Greater than or equal to 62094,119 — 46,981 854Other internal credit metrics (2, 3, 4)— 14,418 39,407 1,032Total credit card and other consumer$102,291 $14,418 $89,713 $2,688
[28]	Home loans includes $21.2 billion of fully-insured loans and $378 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[29]	Home loans includes $16.8 billion of fully-insured loans and $372 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[30]	Home loans includes $1.8 billion of nonperforming loans as all principal and interest are not current or the loans are TDRs that have not demonstrated sustained repayment performance.
[31]	Home loans includes $1.1 billion of nonperforming loans as all principal and interest are not current or the loans are TDRs that have not demonstrated sustained repayment performance.